NON—CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF GROUP OWNERSHIPS PERCENTAGE AND NON CONTROLLING INTERESTS

The following table summarizes the Group ownerships percentage and NCI as of December 31, 2023 and 2022. Each NCI partnership in the following table corresponds to multiple entities in Note 2 (e).

		Ownership Percentage		NCI
Entity	Country	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Latam Parque Logistico Coyol II	Costa Rica	50.0%	50.0%	$4,818,254	$8,885,098
Latam Parque Logistico San José — Verbena	Costa Rica	23.6%	23.6%	27,971,004	23,567,619
Parque Logístico Callao	Peru	40.0%	50.0%	5,827,257	799,748
Total				$38,616,515	$33,252,465

SCHEDULE OF PARTNERSHIP ENTITIES PAID DISTRIBUTION TO NON-CONTROLLING INVESTEE PARTNERS

During the years ended December 31, 2023 and 2022, the partnership entities paid distribution to the NCI partners as follows:

	2023	2022	2021

Latam Parque Logístico Coyol II	$3,675,054	$350,000	$250,000
Latam Parque Logístico San José —Verbena	847,882	754,231	774,747
Latam Lagunilla Industrial Park	—	963,572	—
Total distributions paid to non—controlling partners	$4,522,936	$2,067,803	$1,024,747

SCHEDULE OF NON-CONTROLLING PARTNERSHIP ENTITIES TOTAL ASSETS AND TOTAL LIABILITIES

Summarized financial information of non-controlling partnership entities’ total assets and total liabilities as of December 31, 2023 and 2022 was as follows:

	As of December 31, 2023
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,301,121	1,666,657	25,267
Lease and other receivables, net	34,021	7,326,802	2,023,086
Other current assets	37,932	843,894	274,592
NON-CURRENT ASSETS:
Investment properties	29,708,000	80,878,055	12,879,976
Property and equipment, net	—	25,613	4,108
Deferred tax asset	—	—	688,485
Restricted cash equivalent	480,000	—	—
Total assets	$31,561,074	90,741,021	15,895,514

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$229,988	3,027,672	3,148,102
Due to affiliates	—	15,269	—
Other current liabilities	—	—	325,811
NON-CURRENT LIABILITIES:
Long—term debt	18,285,023	44,926,842	—
Security deposits	195,000	336,145	51,394
Other non-current liabilities	—	—	2,800,943
Deferred tax liability	3,214,523	5,863,957	—
Total liabilities	$21,924,534	54,169,885	6,326,250

EQUITY:
Equity attributable to owners of the Group	$4,818,286	8,600,132	3,742,007
Non—controlling interests	$4,818,254	27,971,004	5,827,257

	December 31, 2022
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$896,623	$484,230	$1,084,155
Lease and other receivables, net	15,587	6,406,948	87,168
Other current assets	17,695	16,126	—
Prepaid construction	—	1,020,664	86,693
NON-CURRENT ASSETS:
Investment properties	30,613,000	63,278,220	386,525
Asset held for sale	—	2,996,471	—
Property and equipment, net	—	3,795	—
Deferred tax asset	—	—	34,639
Restricted cash equivalent	339,900	—	—
Other non-current assets	—	587,064	—
Total assets	$31,882,805	$74,793,518	$1,679,180

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$315,637	$1,874,696	$28,290
Deposits for the sale of assets	—	2,400,000	—
NON-CURRENT LIABILITIES:
Long—term debt	9,780,656	34,947,249	—
Security deposits	195,000	196,755	51,394
Deferred tax liability	3,821,316	4,511,336	—
Total liabilities	$14,112,609	$43,930,036	$79,684

EQUITY:
Equity attributable to owners of the Group	$8,885,098	$7,295,863	$799,748
Non—controlling interests	$8,885,098	$23,567,619	$799,748

SCHEDULE OF NET EARNINGS ATTRIBUTABLE TO NON-CONTROLLING PARTNERSHIP

For the years ended December 31, 2023, 2022 and 2021, net earnings attributable to NCI were as follows:

	2023	2022	2021

Net earnings (loss) attributable to non-controlling interests
Latam Parque Logistico Coyol II	$(215,926)	$1,358,675	$130,433
Latam Parque Logistico San Jose - Verbena	4,682,615	2,177,996	4,323,820
Latam Lagunilla Industrial Park	—	(111,583)	111,583
Parque Logístico Callao	(450,017)	(12,465)	(22,956)
Total	$4,016,672	$3,412,623	$4,542,880